Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions	Total	Common Stock [Member]	Other Paid-In Capital [Member]	Reclassification out of Accumulated Other Comprehensive Income [Member]	Accumulated Other Comprehensive Income/(Loss) [Member]	Retained Earnings [Member]	Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]	THE DAYTON POWER AND LIGHT COMPANY [Member]
Other Comprehensive Income (Loss), Net of Tax	$ 2.4		$ (1.0)
Balance at Dec. 31, 2017	(584.3)	$ 0.0	2,330.4		$ 0.8	$ (2,915.5)
Balance (in shares) at Dec. 31, 2017		1
Net comprehensive income/ (loss)	72.5
Net loss	70.1		1.0
Proceeds from Contributions from Parent	0.0
Other	0.1		0.1
Balance at Dec. 31, 2018	(471.7)	$ 0.0	2,370.5		2.2	(2,844.4)
Balance (in shares) at Dec. 31, 2018		1
Non-cash capital contribution	40.0		40.0
AOCI reclassed to Retained Earnings before tax | Adjustments for New Accounting Pronouncement [Member]	1.6
AOCI reclassed to Retained Earnings, net of tax | Adjustments for New Accounting Pronouncement [Member]	1.0
Other Comprehensive Income (Loss), Net of Tax	(5.8)						$ (2.5)
Net comprehensive income/ (loss)	99.6
Net loss	105.4
Proceeds from Contributions from Parent	0.0
Other	0.2		0.2
Balance at Dec. 31, 2019	(371.9)	$ 0.0	2,370.7		(3.6)	(2,739.0)
Balance (in shares) at Dec. 31, 2019		1
Non-cash capital contribution			0.0
Other Comprehensive Income (Loss), Net of Tax	(8.7)						$ (0.9)
Net comprehensive income/ (loss)	(9.7)
Net loss	(1.0)
Proceeds from Contributions from Parent	(98.0)		(98.0)					$ (150.0)
Other	0.1		0.1
Balance at Dec. 31, 2020	$ (283.5)	$ 0.0	2,468.8		$ (12.3)	$ (2,740.0)
Balance (in shares) at Dec. 31, 2020		1
Non-cash capital contribution			$ 0.0